Pension and Postretirement Benefit Costs (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2015
Pension Plans, Defined Benefit [Member]
Components of net periodic benefit cost
Service cost for benefits earned	$ 0.6	$ 0.5
Interest cost on projected or accumulated postretirement benefit obligation	10.1	11.3
Expected return on plan assets	(12.0)	(13.5)
Amortization of prior service cost and net actuarial loss	10.2	7.9
Net periodic pension or postretirement benefit cost	$ 8.9	6.2
Funding threshhold	80.00%
Employer contributions to pension plan	$ 1.0
Other Pension Plan, Postretirement or Supplemental Plans, Defined Benefit [Member]
Components of net periodic benefit cost
Employer contributions to pension plan	0.3
Other Postretirement Benefit Plan [Member]
Components of net periodic benefit cost
Service cost for benefits earned	2.8	3.1
Interest cost on projected or accumulated postretirement benefit obligation	8.5	9.1
Amortization of prior service cost and net actuarial loss	4.5	3.9
Net periodic pension or postretirement benefit cost	$ 15.8	16.1
Increase in accumulated postretirement benefit obligation, before tax		$ 27.6
Scenario, Forecast [Member] | Pension Plans, Defined Benefit [Member]
Components of net periodic benefit cost
Estimated contribution in 2015 to pension plan			$ 6.0